INVENTORY	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
INVENTORY

The components of inventories are as follows:

	September 30, 2015	December 31, 2014
Merchandise goods	$149,754	$217,109
Less reserve for inventory shrinkage and obsolescence	—	—
Total, net of reserves	$149,754	$217,109

The Company evaluated the need to increase its market reserves for excess and slow-moving inventories and determined that no reserve was needed for the periods ended September 30, 2015 and December 31, 2014. As part of the Company’s valuation analysis of inventory, the Company also analyzed its inventory to determine if reserves were needed for inventory shrinkage. At September 30, 2015 and December 31, 2014, respectively, the Company determined no such reserves were needed.

The components of inventories are as follows:

	December 31,
	2014	2013
Merchandise goods	$217,109	$230,118
	217,109	230,118
Less reserve for inventory shrinkage and obsolescence	-	-
Total, net of reserves	$217,109	$230,118

The Company evaluated the need to increase its market reserves for excess and slow-moving inventories and determined that no reserve was needed for the years ending December 31, 2014 and December 31, 2013. As part of the Company's valuation analysis of inventory, the Company also analyzed its inventory to determine if reserves were needed for slow moving inventories or inventory shrinkage. At December 31, 2014 and 2013, respectively, the Company determined no such reserves were needed.